Significant Accounting Policies (Details) - Schedule of intangible assets and estimated useful lives	12 Months Ended
Dec. 31, 2022
Technology [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets and estimated useful lives [Line Items]
Intangible assets estimated useful life	Ten (10) years
Backlog [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets and estimated useful lives [Line Items]
Intangible assets estimated useful life	One (1) year